Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 18,256	$ 956	$ 20,751
Adjustments to reconcile net income to net cash from operating activities:
Provision for (release of) for credit losses on loans and unfunded commitments	1,027	2,340	(900)
Depreciation expense	1,650	2,106	2,141
Net amortization of investment securities, premiums, and discounts	789	1,008	1,358
Change in fair value of mortgage servicing rights	68	1,200	(176)
Investment securities losses, net	4	11,547	14
Losses (gains) on sales and dispositions of premises and equipment	199	(133)	(160)
Gain on sales and dispositions of other real estate & repossessed assets	(747)	(298)	(255)
Proceeds from the sale of mortgage servicing rights	1,670	0	0
(Release of) provision for other real estate owned	(127)	4,729	(29)
Share-based compensation expense	184	42	0
Increase in cash surrender value - life insurance	(1,288)	(57)	(58)
Decrease (increase) in other assets	1,303	(5,602)	(2,745)
Decrease in operating lease liabilities	(258)	(320)	(304)
(Decrease) increase in other liabilities	(1,021)	3,423	(902)
Origination of mortgage loans held for sale	(44,134)	(106,978)	(83,012)
Proceeds from the sale of mortgage loans held for sale	48,914	106,206	87,217
Gain on sale of mortgage loans, net	(896)	(2,560)	(2,661)
Net cash provided by operating activities	25,593	17,609	20,279
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(1,000)	0	(735)
Proceeds from maturities of certificates of deposit in other banks	0	2,219	2,966
Purchase of bank-owned life insurance	(35,000)	0	0
Net decrease (increase) in loans	66,631	(18,267)	(219,646)
Purchase of available-for-sale debt securities	(57,248)	(29,512)	(21,282)
Proceeds from maturities of available-for-sale debt securities	10,533	23,780	30,899
Proceeds from calls of available-for-sale debt securities	12,276	615	2,295
Proceeds from sales of available-for-sale debt securities	0	74,506	0
Purchases of FHLB stock	(931)	(14,672)	(13,334)
Proceeds from sales of FHLB stock	2,078	14,757	12,375
Purchases of premises and equipment	(3,004)	(2,097)	(2,566)
Proceeds from sales of premises and equipment	425	172	317
Proceeds from sales of other real estate and repossessed assets	6,494	2,691	2,176
Net cash provided by (used in) investing activities	1,254	54,192	(206,535)
Cash flows from financing activities:
Net (decrease) increase in demand deposits	(17,219)	(51,202)	377
Net (decrease) increase in interest-bearing transaction accounts	(113)	(77,150)	105,244
Net (decrease) increase in time deposits	(20,330)	67,117	9,638
Net decrease in federal funds purchased and securities sold under agreements to repurchase	0	(5,187)	(18,642)
Repayment of FHLB advances and other borrowings	(40,203)	(337,840)	(315,399)
FHLB advances	14,728	346,840	335,981
Purchase of treasury stock	(1,119)	0	(2,892)
Cash dividends paid - common stock	(5,047)	(4,649)	(4,240)
Net cash (used in) provided by financing activities	(69,303)	(62,071)	110,067
Net (decrease) increase in cash and cash equivalents	(42,456)	9,730	(76,189)
Cash and due from banks at beginning of year	93,450	83,720	159,909
Cash and due from banks at end of year	50,994	93,450	83,720
Cash paid during the year for:
Interest	36,888	32,059	9,919
Income taxes	2,596	1,925	4,307
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	3,631	71	162
Right of use assets obtained in exchange for new operating lease liabilities	723	0	0
Dividends declared not paid - common stock	1,328	1,197	1,151
Stock dividends	$ 0	$ 6,005	$ 6,865